BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary equity, par value (in dollars per share)	$ 0.001
Temporary equity, shares authorized (in shares)	53,761,506
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	79,218,247	79,218,247
Common stock, issued (in shares)	9,915,013	9,915,013
Common stock, outstanding (in shares)	9,739,818	9,629,171
Series A Convertible Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity, shares authorized (in shares)	22,791,777	22,791,777
Temporary equity, shares outstanding (in shares)	21,977,282	21,977,282	12,077,942
Temporary equity, shares issued (in shares)	21,977,282	21,977,282
Series A-1 Convertible Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity, shares authorized (in shares)	2,950,548	2,950,548
Temporary equity, shares outstanding (in shares)	2,950,548	2,950,548	0
Temporary equity, shares issued (in shares)	2,950,548	2,950,548
Series B Convertible Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity, shares authorized (in shares)	28,019,181	28,019,181
Temporary equity, shares outstanding (in shares)	28,019,181	0
Temporary equity, shares issued (in shares)	28,019,181	0
Class B convertible common stock
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity, shares authorized (in shares)	2,744,184	2,744,184
Temporary equity, shares outstanding (in shares)	2,744,184	2,744,184	2,744,184
Temporary equity, shares issued (in shares)	2,744,184	2,744,184